Inventories	6 Months Ended
Mar. 24, 2012
Inventories [Abstract]
Inventories
4.	Inventories
Inventories are stated at the lower of cost or market. Cost is determined using a weighted average method for propane, fuel oil and refined fuels and natural gas, and a standard cost basis for appliances, which approximates average cost. Inventories consist of the following:

	As of
	March 24, 2012	September 24, 2011
Propane, fuel oil and refined fuels and natural gas	$65,879	$64,601
Appliances and related parts	1,408	1,306

	$67,287	$65,907